SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details Textual)	3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jun. 13, 2011 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Percentage of Amount Amortized of Ending Present Value of Future Insurance Profits, Year One	10.00%			10.00%
Results of Operations, Impairment of Oil and Gas Properties	$ 0	$ 0		$ 4,700,000	$ 24,500,000
Accretion of asset retirement obligations	$ 22,000	3,000		$ 132,000	$ 10,000
Description Of Sale Reserves	25% or more
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	33,463,972			35,022,043	44,770,764
Concentration Risk, Percentage	0.00%
Depreciation				$ 40,000	$ 30,000
Impairment of Oil and Gas Properties	$ 0			4,718,000	24,478,000
Allocated Share-based Compensation Expense	2,779,000	241,000		6,873,000	2,660,000
Change In Fair Value On Executive Bonus		222,000
Deferred Revenue, Current	$ 2,400,000			$ 1,300,000
Brushy Resources, Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Accretion of asset retirement obligations		63,000	$ 63,000		187,183,000	$ 319,703
Impairment of Oil and Gas Properties		0	0		55,753,481,000	4,428,378
Goodwill		960,000			959,681	959,681
Deferred Offering Costs					7,310	86,231
Asset Impairment Charges					537,927	0
Cash, FDIC Insured Amount					250,000
Allocated Share-based Compensation Expense		$ 206,000	$ 506,000		$ 1,125,000	$ 1,474,000
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements | shares		900,000	900,000		900,000	1,249,650
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		2,542,397			2,542,397
Number Of Years Given For Completion Of Drilling For Well		one year			1 years
Prepaid Expense, Current		$ 124,000			$ 66,120	$ 283,580
Goodwill, Impairment Loss		$ 0			$ 0
Number of Reporting Units		1
Brushy Resources, Inc [Member] | Accounting Standards Updates 2015-03 [Member]
Summary Of Significant Accounting Policies [Line Items]
Prepaid Expense, Current		$ 7,000
Brushy Resources, Inc [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Years Given For Completion Of Drilling For Well					twenty years
Brushy Resources, Inc [Member] | Vehicles And Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Number Of Years Given For Completion Of Drilling For Well					5 years
Brushy Resources, Inc [Member] | Im Petro Resources LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill					$ 959,681		$ 959,681
Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
Noble Energy [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				41.00%	21.00%
Texican [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	77.00%	0.00%		38.00%
Energy Transfer Inc. [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	16.00%	0.00%		16.00%
Shell Trading Us [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	2.00%	32.00%			43.00%
Pdc Energy [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	0.00%	38.00%			26.00%
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	3,738,639			3,522,735
Antidilutive Securities Excluded from Computation of Net Income, Per Outstanding Unit, Amount | $ / shares	$ 0.01			$ 0.01
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				7 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				3 years